May 9, 2011

VIA FEDERAL EXPRESS

Mr. H. Christopher Owings

Assistant Director

U. S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.Washington, D. C.  20549

Re:

SECURE NetCheckIn Inc.

First Amended Registration Statement on Form S-1

Filed May 9, 2011

File No. 333-173172

Dear Mr. Owings:

This letter is in response to your comment letter dated April 27, 2011 to Brandi L. DeFoor, President and CEO of SECURE NetCheckIn Inc. (the “Company”) regarding the Company’s S-1 filed March 29, 2011, a copy of which is attached for your convenience. Attached hereto is a marked copy of the Registration Statement on Form S-1/A (the “Registration Statement”) which has been filed electronically on EDGAR along with this letter.  These revisions incorporate the changes made in response to your comments which are itemized below.

General

1.

It is our belief that the Company is not a blank check company as defined by the Rule 419 of the Securities Act.  We do not have any current plans to engage in a merger or acquisition with another company or to change our management.  Our offering, if successful, will allow the company to make the final revisions to the product and increase the Company’s sales efforts. We have a viable product and anticipate revenues to start in the second quarter of 2011.  The company’s operations have been limited but have provided a much needed proof of concept for our beta test version of our product.  The Registration Statement has been revised to reflect a more comprehensive disclosure about the nature of the business and how the offering will allow the next steps towards success.

2.

A table has been inserted to show the capitalization before and after the offering and proceeds before expenses for each offering level.  A Mid-Range Offering level has been included throughout the Registration Statement.

Forepart of Registration Statement

3.

We have revised the Primary Industrial Classification Code to 7371 “Computer Programming Services.”

4.        The securities being registered are not to be offered on a delayed or continuous basis pursuant to Securities Act Rule 415.  We are offering the securities for sale as soon as the Registration is effective.  Our offering does not meet any of the definitions of a “continuous or delayed basis” as set forth in Rule 415 of the Securities Act.

SECURE NetCheckIn Inc.

May 9, 2011

Outside Front Cover Page of Prospectus

5.

The disclosure has been revised to comply with 501(b)(3) of Regulation S-K to show the proceeds to the Company if each level of the Offering is fully subscribed.

6.

The time on the disclosure has been revised to reflect CST, Central Standard Time.

7.

The Subscription Agreement has been revised to reflect the appropriate dates and to match the Registration Statement.

Outside Back Cover Page of Prospectus

8.

The statement regarding dealers’ prospectus delivery obligations has been added.

Risk Factors, Page 7

9.

The second and third sentences have been deleted from the first paragraph.

Risks Related to the Offering and the Purchase and Ownership of Stock, page 11

10.

Risk factors have been added to reflect the following:

a.

The sole shareholder currently owns, and will continue to own after the offering, a majority of the voting stock.

b.

A trading market does not exist for our common stock and such a trading market may never develop.

Use of Proceeds, page 14

11.

The disclosure has been added to this section to reflection of the breakdown has been reflected in the prospectus to include a mid range for the offering of 550,000 shares of the Company’s common stock.

12.

A middle range offering of 550,000 shares of the Company’s common stock has been added in all appropriate sections of the Registration Statement.

Dilution, page 18

13.

The disclosures required by Item 506 of Regulation S-K have been added to reflect the appropriate dilution for each offering amount and as a new group of investors combined.

14.

A competitive columnar has been added to the Registration Statement.

SECURE NetCheckIn Inc.

May 9, 2011

Selling Security Holders, page 18

15.

The Registration Statement has been modified to reflect that the shares being offered are not treasury shares.  Ms. DeFoor does hold 3,100,000 shares as stated in the registration.  Ms. DeFoor received the 3,100,000 shares of the Company’s authorized and unissued shares on October 12, 2010.

Plan of Distribution, page 18

The Offering, page 19

16.

Ms. DeFoor will rely on the safe harbor rule set forth in Exchange Act Rule 3a4-1 so that she is not considered a broker-dealer during the offering.

Description of Security to be Offered, page 22

Capital Stock, page 22

17.

The Company’s articles of incorporation have been revised to reflect both the number and value of stock.  The revisions were made to Exhibit 3.1 of the Registration Statement.

Directors and Officers, page 21

18.

The Registration Statement has been revised to state (i) a more detailed explanation of experience for Ms. DeFoor and (ii) the length of time Ms. DeFoor has served as a Director and Officer of the company.

Information with Respect to Registrant, page 24

19.

The Registration Statement has been revised to discuss the existing governmental regulations the business is currently complying with, and describes future regulations which could affect the viability of the company.  The risk factor describing regulations as they pertain to our industry has been expanded to give a more clear presentation to the subscriber.

Startup and Plan of Operation, page 26

20.

The Registration Statement has been revised to include a more detailed timeline and estimated cost for each phase.

21.

The Registration Statement has been revised to reflect the relationship between the beta user and the Company.  The revisions include the contractual obligations surrounding when the beta test user will become a revenue producing customer.

Technology / Platform, page 28

22.

We have added language in this section to expand the technology and to give a broader perspective on the Company’s solutions.

SECURE NetCheckIn Inc.

May 9, 2011

Competition, page 29

23.

Methods of competition have been added to comply with Item 101(h)(4)(iv) of Regulation S-K.

Management’s Discussion and Analysis or Plan of Operation, page 30

Plan of Operations, page 30

24.

We have expanded the disclosure on the details of the current beta testing to include the anticipation that the Company will enter into a revenue-generating contract in the second quarter of 2011.

Liquidity and Capital Resources, page 30

25.

We have added a significantly more detailed user of proceeds as well as a detailed plan to operate for the next 12 months as Section 607.02 of the Codification of Financial Reporting Releases requires.

Executive Compensation, page 33

26.

The Registration Statement has been revised to include the statement that Ms. DeFoor does not receive any compensation from the Company.

Financial Statements, page F-1

Statement of Cash Flows, Page F-6

27.

We have corrected the mathematical error on the Statement of Cash Flows.

Note 6 – Related Party Transactions, page F-10

28.

We have added language to this footnote to reflect that Brandi L. DeFoor, our president and chief executive officer, is managing operations without compensation.

Part II, page 34

29.

The numbering and ordering has been corrected.

Recent Sales of Unregistered Securities, page 35

30.

We have added language to describe the transaction recorded and the exemption utilized to issue 3,100,000 shares of common stock to Ms. DeFoor.

Undertakings, page 35

31.

The undertaking requirement has been added to the registration as required by Item 512(a)(6) of Regulation S-K.

Exhibit 5.1

32.

The required phrase was removed from the counsel’s legal opinion.

SECURE NetCheckIn Inc.

May 9, 2011

We trust that the Company’s responses and revisions address the comments raised in your letter to the Company dated April 27, 2011.  However, the Company will provide further information and make further revisions at your direction.

Very truly yours,

/s/ Sheila L. Seck

Sheila L. Seck, JD | MBA

sseck@seckassociates.com

Direct 913.515.9296

Cc:

Brandi DeFoor

SECURE NetCheckIn Inc.

SECURE NetCheckIn Inc.

May 9, 2011